Condensed Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Collaboration revenue	$ 4,301		$ 4,301
Royalty revenue	251	262	778	784	1,007	791
Total revenues	4,552	262	5,079	784
Operating expenses:
Research and development	1,593	818	5,000	2,304	3,781	5,007
General and administrative	1,463	1,013	3,801	3,009	3,896	4,274
Collaboration arrangement acquisition cost	15,943		15,943
Restructuring and asset impairment	7	8	21	26	34	39
Total operating expenses	19,006	1,839	24,765	5,339	7,711	9,320
Loss from operations	(14,454)	(1,577)	(19,686)	(4,555)	(6,704)	(8,529)
Interest income	1	2	4	9	10	14
Interest expense	(421)	(383)	(1,222)	(1,135)	(1,530)	(798)
Other income (expense) net		(4)	(5)	(2)	(2)	4
Net loss	(14,874)	(1,962)	(20,909)	(5,683)	(8,226)	(9,309)
Change in unrealized gains (losses) on available-for-sale securities				(1)	(1)	1
Comprehensive loss	$ (14,874)	$ (1,962)	$ (20,909)	$ (5,684)	$ (8,227)	$ (9,308)
Basic and diluted net loss per common share	$ (0.04)	$ (0.01)	$ (0.07)	$ (0.03)	$ (0.04)	$ (0.05)
Shares used in computing basic and diluted net loss per common share	374,126	198,670	291,950	198,336	201,310	183,419